Supplemental Disclosure to Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Disclosure to Statements of Cash Flows [Abstract]
Schedule of Supplemental Disclosure to Statements of Cash Flows
The following is a reconciliation of the Company's cash and cash equivalents and restricted cash at the beginning and end of the years ended December 31, 2018 and 2017 (amounts in thousands):

	2018	2017
Cash and cash equivalents at beginning of period	$11,882	$43,642
Restricted cash at beginning of period	13,803	12,383
Cash and cash equivalents and restricted cash at beginning of period	$25,685	$56,025

Cash and cash equivalents at end of period	$84,923	$11,882
Restricted cash at end of period	10,899	13,803
Cash and cash equivalents and restricted cash at end of period	$95,822	$25,685

The following are supplemental disclosures to the statements of cash flows for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

	2018	2017	2016
Write-off of fully depreciated/amortized property and deferred costs - properties included in continuing operations	$49,992	$24,754	$31,881
Write-off of fully depreciated/amortized property and deferred costs - properties included in discontinued operations	424	7,182	9,525
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in continuing operations	20,272	15,760	461,480
Write-off of depreciated property and deferred costs due to sale/demolition - properties included in discontinued operations	143,572	17,335	—
Write-off of costs related to early debt extinguishment	—	—	219
Changes in accrued development capital expenditures - properties included in continuing operations	12,105	14,037	(12,733)
Changes in accrued development capital expenditures - properties included in discontinued operations	(4,907)	(1,696)	1,365
Unrealized (loss) gain on cash flow hedge	(3,700)	605	410
Capitalized equity-based compensation	972	1,096	1,221
Redemption of noncontrolling interests - common units	—	152	132